Document and Entity Information	Jul. 25, 2023
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 25, 2023
Entity Registrant Name	CENTURY CASINOS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22900
Entity Tax Identification Number	84-1271317
Entity Address, Address Line One	455 E. Pikes Peak Ave.
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80903
City Area Code	719
Local Phone Number	527-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Per Share Par Value
Trading Symbol	CNTY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amendment No. 1”) amends and supplements the Current Report on Form 8-K of Century Casinos, Inc. (the “Company”) filed with the Securities and Exchange Commission (the “SEC”) on July 25, 2023 (the “Original Form 8-K”). On July 25, 2023, the Company completed its previously announced acquisition (the “Acquisition”) of the operations of Evitts Resort, LLC dba Rocky Gap Casino Resort (“Rocky Gap”), located in Flintstone, Maryland from Lakes Maryland Development, LLC, a subsidiary of Golden Entertainment Inc, subject to terms and conditions set forth in the Equity Purchase Agreement, dated August 24,2022. This Amendment No. 1 amends the Original Form 8-K to include the financial statements of Rocky Gap and the pro forma financial information required by Item 9.01 of Form 8-K. The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only. It does not purport to represent the actual results of operations that the Company and Rocky Gap would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after the consummation of the Acquisition.
Entity Central Index Key	0000911147